Note 7 - Troubled Debt Restructurings (Details) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2016 USD ($)	Jun. 30, 2015 USD ($)	Jun. 30, 2016 USD ($)	Jun. 30, 2015 USD ($)
Extended Maturity [Member] | Commercial And Industrial [Member]
Number of contracts	1		2	1
Extended Maturity [Member] | Real Estate Mortgage Portfolio Segment [Member] | Residential Loan [Member]
Number of contracts	1	1	1	1
Extended Maturity [Member] | Real Estate Mortgage Portfolio Segment [Member] | Commercial Loans [Member]
Number of contracts	1		1
Extended Maturity [Member] | Real Estate Construction Porfolio Segment [Member]
Number of contracts		1		1
Other Restructurings [Member] | Commercial And Industrial [Member]
Number of contracts		1		1
Other Restructurings [Member] | Real Estate Mortgage Portfolio Segment [Member] | Residential Loan [Member]
Number of contracts				1
Other Restructurings [Member] | Real Estate Construction Porfolio Segment [Member]
Number of contracts
Commercial And Industrial [Member]
Number of contracts	1	1	2	2
Pre-modification outstanding recorded investment	$ 3	$ 64	$ 169	$ 111
Post-modification outstanding recorded investment	$ 3	$ 64	$ 169	$ 111
Real Estate Mortgage Portfolio Segment [Member] | Residential Loan [Member]
Number of contracts	1	1	1	2
Pre-modification outstanding recorded investment	$ 58	$ 59	$ 58	$ 235
Post-modification outstanding recorded investment	$ 58	$ 59	$ 58	$ 254
Real Estate Mortgage Portfolio Segment [Member] | Commercial Loans [Member]
Number of contracts	1		1
Pre-modification outstanding recorded investment	$ 311		$ 311
Post-modification outstanding recorded investment	$ 311		$ 311
Real Estate Construction Porfolio Segment [Member]
Number of contracts		1		1
Pre-modification outstanding recorded investment		$ 181		$ 181
Post-modification outstanding recorded investment		$ 181		$ 181